EQUITY	12 Months Ended
Dec. 31, 2017
Equity [abstract]
EQUITY
EQUITY
The partnership’s capital structure is comprised of five classes of partnership units: GP Units and LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

a)	General and limited partnership units
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions and are listed and publicly traded on the Nasdaq and the TSX. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2017	2016	2015	2017	2016	2015
Outstanding, beginning of year	139	139	139	260,222	261,486	254,080
Exchange LP Units exchanged	—	—	—	285	1,016	8,736
Distribution reinvestment program	—	—	—	181	205	201
Issued under unit-based compensation plan	—	—	—	215	278	80
Repurchases of LP Units	—	—	—	(5,914)	(2,763)	(1,611)
Outstanding, end of year	139	139	139	254,989	260,222	261,486

b)	Units of the operating partnership held by Brookfield Asset Management

Redeemable/Exchangeable Partnership Units
There were 432,649,105 Redeemable/Exchangeable Partnership Units outstanding at December 31, 2017, 2016 and 2015.

Special limited partnership units
Brookfield Property Special L.P. (“Special L.P.”) is entitled to receive equity enhancement distributions and incentive distributions from the operating partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at December 31, 2017, 2016 and 2015.

c)	Limited partnership units of Brookfield Office Properties Exchange LP
The Exchange LP Units are exchangeable at any time on a one-for-one basis, at the option of the holder, subject to their terms and applicable law, for LP Units. An Exchange LP Unit provides a holder thereof with economic terms that are substantially equivalent to those of a LP Unit. Subject to certain conditions and applicable law, Exchange LP will have the right, commencing on the seventh anniversary of June 9, 2014, the completion of the acquisition of the remaining common shares of BPO, to redeem all of the then outstanding Exchange LP Units at a price equal to the 20-day volume-weighted average trading price of an LP Unit plus all declared, payable, and unpaid distributions on such units.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding, beginning of year	11,363	12,379	21,115
Exchange LP Units exchanged (1)	(285)	(1,016)	(8,736)
Outstanding, end of year	11,078	11,363	12,379

(1)
Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

d)	Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2017	2016	2015
Limited partners	$301	$293	$276
Holders of:
Redeemable/exchangeable partnership units	510	485	460
Special limited partnership units	6	5	4
Limited partnership units of Exchange LP	13	13	15
Total distributions	$830	$796	$755
Per unit(1)	$1.18	$1.12	$1.06

(1)	Per unit outstanding on the record date for each.

e)	Earnings per Unit
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

(US$ Millions) Years ended Dec. 31,	2017	2016	2014
Net income attributable to limited partners	$136	$660	$1,064
Income reallocation related to mandatorily convertible preferred shares	22	101	166
Net income attributable to limited partners - basic	158	761	1,230
Dilutive effect of conversion of preferred shares and options(1)	—	61	104
Net income attributable to limited partners - diluted	$158	$822	$1,334

(Millions of units/shares)
Weighted average number of LP Units outstanding	256.0	261.5	260.1
Mandatorily convertible preferred shares	70.0	70.0	70.0
Weighted average number of LP Units outstanding - basic	326.0	331.5	330.1
Dilutive effect of conversion of preferred shares and options(1)	1.2	34.8	40.4
Weighted average number of LP Units outstanding - diluted	327.2	366.3	370.5

(1)	The effect of the conversion of preferred shares is anti-dilutive for the year ended December 31, 2017.